Loans Payable (Details) - Schedule of reconciliation of repayment of HYREF loan (entrusted loan) - HYREF loan (entrusted loan) [Member]	12 Months Ended
Dec. 31, 2020 USD ($)
Loans Payable (Details) - Schedule of reconciliation of repayment of HYREF loan (entrusted loan) [Line Items]
Reconciliation of repayment of HYREF loan (entrusted loan)	$ 66,775,797
Entrusted loan payable at December 31, 2020, net with Xi’an TCH investment in entrusted loan (current and noncurrent)	66,775,797
Less: interest accrued from September 20, 2018 to December 31, 2020 (cut-off date for interest calculation for repayment was September 20, 2018)	(3,130,276)
Less: portion of loan with repayment due date extended to year 2023	(11,800,947)
Add back: interest & penalty repaid by Xi’an TCH	9,186,358
Add back: loan principle repaid by Xi’an TCH	28,678,743
Transfer price for Chengli Project [Member]
Loans Payable (Details) - Schedule of reconciliation of repayment of HYREF loan (entrusted loan) [Line Items]
Reconciliation of repayment of HYREF loan (entrusted loan)	28,910,696
Entrusted loan payable at December 31, 2020, net with Xi’an TCH investment in entrusted loan (current and noncurrent)	22,203,262
Transfer price for Xuzhou Huayu Project [Member]
Loans Payable (Details) - Schedule of reconciliation of repayment of HYREF loan (entrusted loan) [Line Items]
Reconciliation of repayment of HYREF loan (entrusted loan)	18,391,086
Entrusted loan payable at December 31, 2020, net with Xi’an TCH investment in entrusted loan (current and noncurrent)	10,144,228
Transfer price for Shenqiu Phase I and II Projects [Member]
Loans Payable (Details) - Schedule of reconciliation of repayment of HYREF loan (entrusted loan) [Line Items]
Reconciliation of repayment of HYREF loan (entrusted loan)	19,474,015
Entrusted loan payable at December 31, 2020, net with Xi’an TCH investment in entrusted loan (current and noncurrent)	$ 11,494,429